Investor A C and Institutional [Member] Expense Example, No Redemption - Investor A C and Institutional [Member] - BlackRock Global Equity Market Neutral Fund - Investor C Shares	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 234
Expense Example, No Redemption, 3 Years	721
Expense Example, No Redemption, 5 Years	1,235
Expense Example, No Redemption, 10 Years	$ 2,478